Note 20 - Interest and Finance Costs - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest expense	$ 152,123	$ 107,205	$ 72,261
Interest capitalized	0	0	(465)
Derivatives' effect	(22,876)	(483)	6,417
Amortization and write-off of financing costs	8,125	10,255	6,520
Amortization of excluded component related to cash flow hedges	4,354	1,286	0
Bank charges and other financing costs	2,703	3,970	1,314
Total	$ 144,429	$ 122,233	$ 86,047